SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details)	Jun. 30, 2021 USD ($)
Remaining of 2021	$ 5,550,431
2022	13,677,867
2023 and beyond	60,374,526
Citarum Block PSC [Member]
Remaining of 2021	23,217
2022	3,450,000
2023 and beyond	25,200,000
Citarum Block PSC [Member] | Environmental Study [Member]
Remaining of 2021	23,217
2022		[1]
2023 and beyond
Citarum Block PSC [Member] | Geological and Geophysical (G&G) Studies [Member]
Remaining of 2021		[2]
2022	150,000	[2]
2023 and beyond	200,000	[2]
Citarum Block PSC [Member] | 2D Seismic [Member]
Remaining of 2021		[2]
2022	3,300,000	[2]
2023 and beyond		[2]
Citarum Block PSC [Member] | Drilling [Member]
Remaining of 2021		[1],[3]
2022		[1],[3]
2023 and beyond	25,000,000	[1],[3]
Kruh Block KSO [Member]
Remaining of 2021	5,527,214
2022	10,227,867
2023 and beyond	35,174,526
Kruh Block KSO [Member] | 2D Seismic [Member]
Remaining of 2021		[2]
2022	1,227,634	[2]
2023 and beyond		[2]
Kruh Block KSO [Member] | Drilling [Member]
Remaining of 2021	4,500,000	[2],[3]
2022	4,500,000	[2],[3]
2023 and beyond	18,000,000	[2],[3]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Remaining of 2021	327,214	[4]
2022	1,522,599	[4]
2023 and beyond	13,324,526	[4]
Kruh Block KSO [Member] | Production Facility [Member]
Remaining of 2021	500,000	[2]
2022	1,500,000	[2]
2023 and beyond	3,000,000	[2]
Kruh Block KSO [Member] | G & G Studies [Member]
Remaining of 2021		[2]
2022	200,000	[2]
2023 and beyond	800,000	[2]
Kruh Block KSO [Member] | Sand Fracturing [Member]
Remaining of 2021	200,000	[1]
2022		[1]
2023 and beyond		[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Remaining of 2021		[2]
2022	1,227,634	[2]
2023 and beyond		[2]
Kruh Block KSO [Member] | Re-Opening (2 wells) [Member]
Remaining of 2021		[2]
2022	50,000	[2]
2023 and beyond	$ 50,000	[2]

[1]	Include one exploration and two delineation wells.
[2]	Both firm commitments and 5 years work program according to the economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[3]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[4]	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the Company’s operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.